May 2, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Document Control -- EDGAR

RE:     RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
           ON BEHALF OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT") FILE NOS. 333-139761 AND 811-07195
           RiverSource(R) Galaxy Premier Variable Annuity
           RiverSource(R) Pinnacle Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at
(612) 678-0175 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/ Elisabeth A. Dahl
    ---------------------------------
    Elisabeth A. Dahl
    Assistant General Counsel and
       Assistant Secretary